Significant Accounting Policies (Details Narrative) - USD ($)		12 Months Ended
	Jan. 17, 2020	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Sale of property	$ 390,600		$ 165,000
Gain on sale of property	$ 33,100
Description of deferred revenue recognized		We had deferred revenue of $15.8 million and $46.5 million related to contractual commitments with customers where the performance obligation will be satisfied over time, which ranges from one to two years as of December 31, 2020 and 2019, respectively.
Deferred revenue		$ 15,800,000	$ 46,500,000